Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share (Abstract)
Net income available to Genpact Limited common shareholders	$ 64,695				$ 53,338					$ 263,111	$ 269,684	$ 239,817
Weighted average number of common shares used in computing basic earnings per common share	192,816,626	192,795,534	192,124,366	191,469,593	199,069,528	200,341,922	206,146,007	210,178,050	210,780,165	193,864,755	206,861,536	216,606,542
Dilutive effect of stock-based awards	3,471,943				3,586,409					3,184,797	3,264,487	2,538,502
Weighted average number of common shares used in computing dilutive earnings per common share	196,288,569	196,862,168	194,947,699	193,732,406	202,655,937	203,431,310	209,376,683	213,803,134	213,892,964	197,049,552	210,126,023	219,145,044
Basic	$ 0.34	$ 0.35	$ 0.38	$ 0.36	$ 0.27	$ 0.38	$ 0.33	$ 0.31	$ 0.28	$ 1.36	$ 1.30	$ 1.11
Diluted	$ 0.33	$ 0.34	$ 0.38	$ 0.36	$ 0.26	$ 0.38	$ 0.33	$ 0.31	$ 0.27	$ 1.34	$ 1.28	$ 1.09